SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENT

NOTE 17 – SUBSEQUENT EVENT

The Company evaluates subsequent events that have occurred after the balance sheet date but before the financial statements are issued. There are two types of subsequent events: (1) recognized, or those that provide additional evidence with respect to conditions that existed at the dates of the balance sheets, including the estimates inherent in the process of preparing financial statements, and (2) non-recognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date. The Company has analyzed its operations subsequent to December 31, 2022 to the date of May 15, 2023, these audited consolidated financial statements were issued, unless as disclosed below, there are not any material subsequent events that require disclosure in these audited consolidated financial statements.

On March 20, 2023, the Company completed a private placement of an aggregate 1,400,000 Ordinary Shares at $0.25 per share to the Selling Shareholders for aggregate gross proceeds of $350,000.

On April 20, 2023, the Company completed its initial public offering whereby it sold 1,600,000 Ordinary Shares at a public offering price of $5.00 per share, for proceeds of $8 million.